Income Taxes - Summary of Reconciliation Between Tax Expense and Income Before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Income tax from prior years	4.98%	1.33%	0.50%
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	6.72%	(2.20%)	0.07%
Annual inflation tax adjustment	(5.75%)	0.15%	(2.22%)
Non-deductible expenses	(8.84%)	2.38%	2.92%
Non-taxable income	1.87%	(0.90%)	(0.41%)
Income taxed at a rate other than the Mexican statutory rate	(3.50%)	2.06%	0.75%
Effect of restatement of tax values	8.72%	(2.29%)	(1.16%)
Effect of change in statutory rate	0.31%		0.11%
Effect of changes in Venezuela Tax Law		7.74%
Income tax credits	12.70%	(7.84%)
Effect Venezuela (Note 3.3)	(119.13%)
Consolidation Profit Philippines	11.95%
Tax Loss	(9.45%)
Other	5.28%	(2.98%)	0.35%
Total	(64.14%)	27.45%	30.91%